Financial instruments - Payments agreed by contracts (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	€ 4,200,668	€ 4,389,839
Non-discounted payments, financial instruments	4,262,451	4,400,015
1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	4,872,783	4,995,758
Non-discounted payments, financial instruments	4,875,367	4,995,758
3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	2,529,657	2,333,188
Non-discounted payments, financial instruments	2,536,311	2,333,188
Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	3,912,257	5,270,954
Non-discounted payments, financial instruments	3,945,572	5,270,954
Accounts payable to unrelated parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	904,278	762,068
Accounts payable to unrelated parties | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	378	427
Accounts payable to related parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	80,044	123,081
Other current financial liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	937,181	973,824
Other current financial liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	365
Other current financial liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	363
Other current financial liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	13,324
Short-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	2,099	456,904
Bonds and Convertible Bonds | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	638,721	514,786
Bonds and Convertible Bonds | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	2,906,524	2,632,933
Bonds and Convertible Bonds | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	1,128,390	930,793
Bonds and Convertible Bonds | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	2,460,076	3,440,274
Accounts Receivable Facility | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments		23,411
Other | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	46,220	65,910
Other | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	81,585	445,622
Other | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	242,992	35,786
Other | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	3,564	201,263
Lease liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	783,791	751,688
Lease liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,476,278	1,414,781
Lease liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	1,067,295	1,081,025
Lease liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	1,408,652	1,507,220
Variable payments outstanding for acquisition | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	1,127	11,085
Variable payments outstanding for acquisition | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	4,986	20,630
Variable payments outstanding for acquisition | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	157
Variable payments outstanding for acquisition | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	1,739	4,410
Put option liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	807,207	681,442
Put option liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	402,667	481,365
Put option liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	90,460	285,584
Put option liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	24,902	117,787
Letters of credit | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments		25,640
Derivatives - cash flow hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	17,008	3,672
Inflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	(371,514)	(284,439)
Outflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	388,522	288,111
Derivatives - not designated as hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	44,775	6,504
Derivatives - not designated as hedging instruments | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	2,584
Derivatives - not designated as hedging instruments | 3 - 5 years
Payments
Non-discounted payments, derivative financial instruments	6,654
Derivatives - not designated as hedging instruments | Over 5 Years
Payments
Non-discounted payments, derivative financial instruments	33,315
Inflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	(1,774,151)	(324,009)
Inflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	(16,598)
Inflow | 3 - 5 years
Payments
Non-discounted payments, derivative financial instruments	(4,747)
Inflow | Over 5 Years
Payments
Non-discounted payments, derivative financial instruments	(18,954)
Outflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	1,818,926	€ 330,513
Outflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	19,182
Outflow | 3 - 5 years
Payments
Non-discounted payments, derivative financial instruments	11,401
Outflow | Over 5 Years
Payments
Non-discounted payments, derivative financial instruments	€ 52,269